Financial Instruments (Details) - Schedule of book value of the monetary assets and monetary liabilities denominated in foreign currency $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of book value of the monetary assets and monetary liabilities denominated in foreign currency [Abstract]
Short – term assets	$ 20,783,197	$ 12,061,901
Short – term liabilities	8,434,451	5,821,467
Net monetary asset position in foreign currency	$ 12,348,746	$ 6,240,434
Equivalent in U.S. Dollars (thousands) (in Dollars)			$ 601,917	$ 313,036